SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    Form N-2

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                    Annual Amendment for Fiscal Year Ending
                                 June 29, 1996



                           BDI INVESTMENT CORPORATION
--------------------------------------------------------------------------------
                (Exact Name of Registrant as Specified in Charter


   990 Highland Drive, Suite 100,
         Solana Beach, CA                                 92075-2472
--------------------------------------------------------------------------------
(Address of Principal Executive Offices)                  (Zip Code)

                                 (619) 794-6300
--------------------------------------------------------------------------------
               Registrant's Telephone Number, Including Area Code


                            Richard M. Sandler, Esq.
               Lowenstein, Sandler, Brochin, Kohl, Fisher & Boylan
                              65 Livingston Avenue
                           Roseland, New Jersey 07068
--------------------------------------------------------------------------------
               (Name and Address of Agent for Service of Process)

                                     PART I


INFORMATION REQUIRED IN PROSPECTUS OR REGISTRATION

STATEMENT


         BDI Investment Corporation, a New Jersey corporation which is registered as a closed end diversified management investment company under the Investment Company Act of 1940, is referred to in this Annual Amendment to its Registration Statement on Form N- 2 as either the "Registrant" or the "Company". There is incorporated herein by reference, in response or partial response to the items of this Form, the Company's Registration Statement on Form N-2 filed with the Securities and Exchange Commission on January 9, 1984 (the "Registration Statement"), the Annual Amendment to its Registration Statement on Form N-2 for its fiscal year ended June 30, 1984, filed with the Securities and Exchange Commission on October 29, 1984 (the "Annual Amendment"), an Amendment Number 1 to the Annual Amendment filed with the Securities and Exchange Commission on December 5, 1984 (the "Amendment No. 1"), the Annual Financial Statement for the year ending June 29, 1996, a Restated Certificate of Incorporation, a Custodian Agreement, and the Registrant's By-laws as amended.

Item l.           Cover Page
                  Not Applicable

Item 2.           Synopsis
                  Not Applicable

Item 3.           Condensed Financial Information
                  Not Applicable

Item 4.           Plan of Distribution
                  Not Applicable

Item 5.           Use of Proceeds
                  Not Applicable

Item 6.           General Information and History

                  The information furnished in the Registration Statement in response to Items 6(a), 6(b) and 6(c) and the information furnished in the Annual Amendment in response to Item 6(d) is incorporated herein by reference.

                  During the last five fiscal years, there has been no public trading market for the Registrant's Common Stock. The Common Stock is not presently listed on a stock exchange. Closed-end investment companies' securities frequently trade for amounts less than net asset value.

                  The per share net asset value of the Registrant at the end of each quarter during the last three fiscal years, after giving effect to the fair market value of the Registrant's securities on each date, is listed below. The Registrant does not calculate its net asset value on a daily basis, but does not believe that the variation between the per share net asset value at the end of the quarter and the per share high and low net asset value during the quarter (if such data were available), would be material.

                                    Per Share
                                 Net Asset Value

                                     Fiscal Year     Fiscal Year    Fiscal Year
                                        Ended           Ended          Ended
                                    July 2, 1994    July 1, 1995   June 29, 1996
                                    ------------    ------------   -------------
First Quarter .....................   $   9.77       $   8.92       $   9.38

Second Quarter ....................   $   9.67       $   8.45       $   9.57

Third Quarter .....................   $   9.19       $   9.06       $   9.44

Fourth Quarter ....................   $   9.03       $   9.14       $   9.34

Item 7.           Investment Objectives and Policies

                  The  information  furnished in Amendment  No. 1 in response to
Item 7 is incorporated herein by reference. There has been no significant variation in the Registrant's portfolio turnover rate during the last two fiscal years.

Item 8.           Tax Status

                  The information furnished in the Annual Amendment in response to Item 8 (subject to the correction noted in the following sentence) is incorporated herein by reference. The information furnished in the Annual Amendment stated that "with respect to 75% of its portfolio, the Company may not invest more than 5% of its total assets in the securities of any one issuer". In fact, the Internal Revenue Code requires that only 50% of the Company's portfolio be diversified in this manner.

                  Under the 1986 Tax Reform Act and applicable to all calendar years after 1986, a Regulated Investment Company is subject to a four percent excise tax on the excess of its required distribution for the calendar year over the amount actually distributed for the calendar year. Generally, the amount required to be distributed is 70% of the Regulated Investment Company's ordinary income, plus 90% of its capital gain net income.

Item 9.           Brokerage Allocation and Other Practices

                  The information furnished in the Registration Statement in response to Items 9 (a)-(d) is incorporated herein by reference.

                  (e)  Not Applicable

Item 10.          Pending Legal Proceedings

                  The information furnished in the Registration Statement in response to Item 10 is incorporated herein by reference.

Item 11.          Control Persons and Principal Holders of Securities

                  The only persons or entities who either control the Registrant, own of record, or who are known by the Registrant to own beneficially, more than 5% of the outstanding voting securities of the Registrant is the Arsobro, L.P. The holdings of Arsobro, L.P. as of October 18, 1996, was as follows:


                             Shares of Common
Names and                    Stock Owned                  Percent
Address of                   Beneficially as of           of
Stockholders                 October 21, 1994             Class
------------                 ----------------             -----

Arsobro, L.P. (1)                1,316,957                92.64%
990 Highland Drive
Solana Beach, CA

         By virtue of the control position of Arthur Brody, he will likely be able to determine the outcome on any matter requiring the vote of shareholders including, without limiting thereby, engagement of an investment adviser, changes in the Registrant's investment objectives and policies and director elections.

         The officers and directors of the Registrant as a group own 1,316,957 shares of the Registrant's Common Stock representing 92.64% of the outstanding stock.

------------------------------------
(1) Arthur Brody generally possesses the sole power to vote and make investment decisions with respect to all of the shares beneficially owned by Arsobro, L.P.

Item 12.          Directors, Officers and Advisory Board Members

                  (a) The table below provides certain information regarding all executive officers and directors of the Registrant. The Registrant does not have an advisory board.

                            Position Held               Principal Occupations
                              with the                       During Past
Name and Address             Registrant                        5 Years
----------------             ----------                        -------
Arthur Brody*                 Chairman,        Chairman of the Board of Directors and
 BDI Investment               President,       Chief Executive Officer of the Company.
  Corporation                 and              Also serves as Chairman of the Board
 990 Highland Dr.             Treasurer        and Chief Executive Officer of Nubro, Inc.,
 Solana Beach, CA 92075                        the general  partner of Brodart Co. Formerly
                                               served in same capacity at Bro-Dart Industries
                                               (library supplies and retail book stores).

Edward L. Kane                Director         Independant Consultant, Chairman and Chief
875 Prospect St.                               Executive Officer of Altis Outpatient
La Jolla, CA 92037                             Services, Inc., February 1993 through
                                               January 1995.  Director, Craig Corporation.
                                               Director, Reading Company. President of Craig
                                               Corporation (a diversified holding company)
                                               from 1988 to 1993.  President of Reading Company
                                               (a real estate holding company) from December,
                                               1991 to 1993.  Partner in the professional law
                                               firm of Haskins, Nugent, Newnhaum & Kane from 1970
                                               to 1989.

Michael Stolper               Director         President,  Stolper  and  Company,  Inc.
c/o Stolper & Co.                              (pension consulting firm which is a registered
525 B Street                                   investment adviser); member of board of directors
Suite 630                                      of Meridian Fund (registered  investment company),
San Diego, CA 92101                            1983 to present; director and shareholder of Aster
                                               Capital Management  (registered  investment adviser;
                                               trustee of Pasadena Growth Fund (registered  investment
                                               company) and shareholder of Roger Engemann Management
                                               Company (registered investment adviser).

Donald Brody                  Secretary        Chief Financial Officer of Vertical Cubed,
1814 Franklin St.                              and Partner in the law firm of Brody & Satz
11th Floor
Oakland, CA 94612

*Directors who are interested "persons" within the definition of Section 2(a)(19) of the Investment Company Act of 1940.

                  The Registrant does not have an executive or investment Committee. Donald Brody is the son of Arthur Brody. There are no other family relationships among any of the listed above.

Item 13.          Remuneration of Directors and Others

         The information furnished in the Annual Amendment in response to Item 13 is incorporated herein by reference.

Item 14.          Custodian, Transfer Agent and Dividend-Paying Agent

                  (a)  The Registrant's custodian is:
                           Dean Witter Reynolds, Inc.
                           5 World Trade Center
                           New York, New York  10048

                  (b)  The Registrant's transfer agent and
                           dividend-paying agent is:

                           Registrar and Transfer Company
                           10 Commerce Drive
                           Cranford, New Jersey  07016

Item 15.  Investment Advisory and Other Services

                  The information furnished in the Registration Statement in response to Items 15(a), 15(b) and 15(d) and the information furnished in the Annual Amendment in response to Item 15(c) is incorporated herein by reference.

                  During the fiscal years ended July 2, 1994,  July 1, 1995, and
June  29,  1996,  the  Company  paid   $29,572.16,   $27,709.75  and  $23,609.76
respectively, to Brodart Co., a New York general partnership, to reimburse that company for its costs in furnishing clerical and accounting services to Registrant.

Item 16.  Defaults and Arrears on Senior Securities

                  The information furnished in the Registration Statement in response to Item 16 is incorporated herein by reference.

Item 17.          Capital Stock

                  The information furnished in the Registration Statement in response to Item 17 is incorporated herein by reference.

                  (b) The following table sets forth certain information as to the Registrant's capital stock as of August 19, 1996.

  (1)              (2)               (3)                      (4)
                               Amount Held By          Amount Outstanding
Title of         Amount       the Registrant or        Exclusive of Amount
Class          Authorized      for its Account          Shown Under (3)
-----          ----------      ---------------          ---------------
Common         4,500,000        3,600 shares            1,421,551 shares
Stock $.10        shares
par value

Preferred       500,000               0                       0
Stock           shares
no par
value

Item 18.  Long-Term Debt

                  The information furnished in the Registration Statement in response to Item 18 is incorporated herein by reference.

Item 19.          Other Securities

                  The information furnished in the Registration Statement in response to Item 19 is incorporated herein by reference.

Item 20.          Financial Statements

                  The Company's financial statements for the year ended June 29, 1996 included in the Company's Annual Report to Shareholders prepared pursuant to Section 30(d) of the Investment Company Act of 1940 and Rule 30d-1 thereunder, as filed with the Securities and Exchange Commission on or about August 28, 1996 are incorporated herein by reference in response to this Item 20.

                                     PART II
                                OTHER INFORMATION

Item 1.           Marketing Arrangements
                  Not Applicable

Item 2.           Other Expenses of Issuance and Distribution
                  Not Applicable

Item 3.           Indemnification

                  The Registrant no longer carries directors and officers liability insurance coverage. At the annual meeting of shareholders held December 1, 1987, the Shareholders of the Registrant amended the Certificate of Incorporation of the Registrant consistent with what were then newly enacted sections of the New Jersey Business Corporation Act that permitted New Jersey corporations to include in the Certificates of Incorporation provisions which would limit the liability of directors and officers in certain instances. Accordingly, both the Board of Directors and the Shareholders approved an amendment to the Registrant's Certificate of Incorporation providing as follows:

                  "Tenth: So long as permitted by law, no director of the corporation shall be personally liable to the corporation or its shareholders for damages for breach of any duty owed by such person to the corporation or its shareholders; provided however, that this paragraph Tenth shall not relieve any person from liability to the extent provided by applicable law for any breach of duty based upon an act or omission (a) in breach of such person's duty of loyalty to the corporation or its shareholders, (b) not in good faith or involving a knowing violation of law or (c) resulting in receipt by such person of an improper personal benefit. No amendment to or repeal of this paragraph Tenth and no amendment, repeal or termination of effectiveness of any law authorizing this paragraph Tenth shall apply to or have any effect on the liability or alleged liability of any director for or with respect to any acts or omissions of such director occurring prior to such amendment, repeal or termination of effectiveness.

                  Eleventh: So long as permitted by law, no officer of the corporation shall be personally liable to the corporation or its shareholders for damages for breach of any duty owed by such person to the corporation or its shareholders; provided, however, that this paragraph Eleventh shall not relieve any person from liability to the extent provided by applicable law for any breach of duty based upon an act or omission (a) in breach of such person's duty of loyalty to the corporation or its shareholders, (b) not in good faith or involving a knowing violation of law or (c) resulting in receipt by such person of an improper personal benefit. No amendment to or repeal of this paragraph Eleventh and no amendment, repeal or termination of effectiveness of any law authorizing this paragraph Eleventh shall apply to or have any effect on the liability or alleged liability of any officer for or with respect to any acts or omissions of such officer occurring prior to such amendment, repeal or termination of effectiveness."

                  However, the amendment is not intended to protect any director, officer, investment advisor, or principal underwriter against any liability to the Registrant or its security holders for which such a person would otherwise by subject by reason of willful misfeasance, bath faith, gross negligence or reckless disregard of the duties involved in the conduct of his office as outlined in Sections 17(h) and (i) of the Investment Company Act of 1940.

                  In addition, Article 9 of Registrant's Restated Certificate of Incorporation is still in full force and effect and the terms are presently identical to those outlined in the information furnish in the Registration Statement in response to Item 3 that is incorporated herein by reference. In addition, the Registrant has entered into letter agreements with each director whereby the Registrant agrees to indemnify the director to the fullest extent authorized or permitted by the provisions of the New Jersey Business Corporation Act, by any amendment to that statute or any other statutory provisions authorizing or permitting such indemnification which is adopted after the date of the letter agreement. Notwithstanding the foregoing, the Registrant is not obligated pursuant to the letter agreements to indemnify the directors for any of the following:

                  (a) On account of any suit in which judgment is rendered against a director for an accounting of profits made from the purchase or sale of securities of the Company pursuant to the provisions of Section 16(b) of the Securities and Exchange Act of 1934, as amended, or similar provisions of any federal, state or local statutory law;

                  (b) On account of any conduct by the director which is finally adjudged to have been knowingly fraudulent, deliberately or willfully dishonest or other willful misconduct;

                  (c) With respect to any remuneration paid to a director which is finally adjudged to have been in violation of law; or

                  (d) If a final decision by a court having jurisdiction in the matter determines that such indemnification is not lawful.

Item 4.   Financial Statements and Exhibits

                  (a) Financial Statements. All financial statements required to be furnished are included in Part I of this Amendment.
                  (b)  Exhibits.

Item                           Description
----                           -----------

(1) Certificate of Incorporation as amended and as now in effect

(2)               By-laws as amended and as now in effect

(3)               None

(4) Specimen Certificate of Common Shares, $.10 par value*

(5)               None

(6)               None

(7)               Not Applicable

(8)               None

(9) Custodian Agreement between the Registrant and Dean Witter Reynolds, Inc.

(10)              None

(11)              Not Applicable

(12)              Not Applicable

(13)              Not Applicable

(14)              None

(15)              None


*Incorporated herein by reference to the Exhibits included within the original Registration Statement.

Item 5. Persons Controlled by or Under Common Control with Registrant

                  The information furnished in the Registration Statement in response to Item 5 is incorporated herein by reference. In addition to the foregoing, by virtue of his ownership of 39.7% of the outstanding common stock of Nubro, Inc., a Delaware corporation, Arthur Brody is able to control Nubro. Nubro, in turn, is a controlling partner of Brodart Co., a New York general partnership ("Brodart"), and of Brojo, L.P., a New Jersey limited partnership. Brodart, by purchasing substantially all of the assets of the Registrant in 1983, has succeeded to the businessconducted by the Registrant prior to the time it became an investment company.

Item 6.           Number of Holders of Securities

                  The information in this table is furnished as of August 19, 1996.

                  Title of Class               Number of Record Holders
                  --------------               ------------------------

                  Common shares,                      199
                  $.10 par value

                  Preferred Shares,                   -0-
                  no par value


Item 7.           Location of Accounts and Records

                  The information furnished in the Registration Statement in response to Item 7 is incorporated herein by reference.

Item 8.           Business and Other Connections of Investment
                  Adviser

                  Not Applicable


Item 9.           Management Services

                  None


Item 10.          Undertakings

                  Not Applicable

                                    SIGNATURE

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this Annual Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Solana Beach, and State of California, on the 18th day of October, 1996.

                                         BDI INVESTMENT CORPORATION
                                                (Registrant)
                                     By:
                                         /s/Arthur Brody
                                         --------------------------
                                            Arthur Brody
                                            President